Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

September 30, 2020

VIPCON-QTLY-1120
1.808782.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 13.7%
Entertainment - 4.1%
Activision Blizzard, Inc.	1,183,728	$95,822,782
Big Hit Entertainment Co. Ltd. (a)(b)	6,600	764,066
Electronic Arts, Inc. (a)	551,100	71,868,951
NetEase, Inc.	695,300	12,483,740
Netflix, Inc. (a)	1,077,154	538,609,315
Nexon Co. Ltd.	45,700	1,139,930
Nintendo Co. Ltd.	4,400	2,493,442
Spotify Technology SA (a)	33,697	8,173,881
Take-Two Interactive Software, Inc. (a)	399,318	65,975,320
The Walt Disney Co.	148,558	18,433,077
		815,764,504
Interactive Media & Services - 9.1%
Alphabet, Inc. Class C (a)	577,567	848,792,463
Facebook, Inc. Class A (a)	3,619,613	947,976,645
Match Group, Inc. (a)	57,361	6,346,995
Pinterest, Inc. Class A (a)	29,500	1,224,545
Snap, Inc. Class A (a)	488,800	12,762,568
Tencent Holdings Ltd.	96,000	6,484,165
Twitter, Inc. (a)	27,800	1,237,100
Zillow Group, Inc. Class C (a)(c)	12,000	1,219,080
		1,826,043,561
Media - 0.1%
Charter Communications, Inc. Class A (a)	39,152	24,444,160
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	657,926	75,240,417

TOTAL COMMUNICATION SERVICES		2,741,492,642

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.0%
BYD Co. Ltd. (H Shares)	171,500	2,765,648
Tesla, Inc. (a)	3,400	1,458,634
		4,224,282
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	30,485	37,914,499
Domino's Pizza, Inc.	13,200	5,613,696
DraftKings, Inc. Class A (a)	130,400	7,672,736
Evolution Gaming Group AB (d)	108,400	7,199,352
McDonald's Corp.	9,690	2,126,858
Penn National Gaming, Inc. (a)	80,400	5,845,080
		66,372,221
Household Durables - 0.5%
D.R. Horton, Inc.	815,700	61,691,391
Garmin Ltd.	82,146	7,792,370
Lennar Corp. Class A	143,300	11,704,744
NVR, Inc. (a)	4,100	16,740,792
Sony Corp.	14,600	1,118,974
		99,048,271
Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding Ltd.	1,362,900	50,033,585
Alibaba Group Holding Ltd. sponsored ADR (a)	167,257	49,170,213
Amazon.com, Inc. (a)	438,202	1,379,779,783
Coupang unit (e)(f)	228,895	1,716,713
Delivery Hero AG (a)(d)	8,144	936,892
eBay, Inc.	1,873,700	97,619,770
JD.com, Inc. Class A	514,900	19,826,336
Meituan Dianping Class B (a)	340,600	10,729,344
Pinduoduo, Inc. ADR (a)	50,000	3,707,500
		1,613,520,136
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	60,400	5,994,096
Multiline Retail - 0.7%
B&M European Value Retail SA	836,600	5,340,320
Dollar General Corp.	628,800	131,809,056
Target Corp.	8,000	1,259,360
		138,408,736
Specialty Retail - 2.2%
AutoZone, Inc. (a)	19,000	22,375,160
Bed Bath & Beyond, Inc.	142,600	2,136,148
Best Buy Co., Inc.	319,900	35,601,671
Carvana Co. Class A (a)	5,500	1,226,830
Cazoo Holdings Ltd. (e)(f)	53,819	737,857
Lowe's Companies, Inc.	459,460	76,206,036
O'Reilly Automotive, Inc. (a)	23,500	10,835,380
The Home Depot, Inc.	937,560	260,369,788
TJX Companies, Inc.	103,754	5,773,910
Tractor Supply Co.	86,300	12,370,242
Vroom, Inc.	123,200	6,379,296
		434,012,318
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	46,349	15,003,794
Allbirds, Inc. (a)(e)(f)	130,840	1,512,510
Deckers Outdoor Corp. (a)	43,659	9,605,417
Kering SA	1,880	1,251,107
lululemon athletica, Inc. (a)	2,559	842,858
NIKE, Inc. Class B	982,230	123,309,154
		151,524,840

TOTAL CONSUMER DISCRETIONARY		2,513,104,900

CONSUMER STAPLES - 4.8%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	2,200	1,943,392
Constellation Brands, Inc. Class A (sub. vtg.)	6,900	1,307,619
Keurig Dr. Pepper, Inc.	276,280	7,625,328
Monster Beverage Corp. (a)	107,500	8,621,500
PepsiCo, Inc.	827,942	114,752,761
The Coca-Cola Co.	16,357	807,545
		135,058,145
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,000	4,178,889
Costco Wholesale Corp.	686,201	243,601,355
Kroger Co.	1,690,000	57,307,900
Walmart, Inc.	1,100,065	153,910,094
		458,998,238
Food Products - 0.1%
The Hershey Co.	182,473	26,155,680
Household Products - 0.9%
Clorox Co.	79,400	16,687,498
Kimberly-Clark Corp.	31,353	4,629,584
Procter & Gamble Co.	1,030,000	143,159,700
Reynolds Consumer Products, Inc.	477,746	14,628,583
		179,105,365
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	693,385	151,331,276
L'Oreal SA	19,100	6,215,696
		157,546,972
Tobacco - 0.0%
Altria Group, Inc.	232,399	8,979,897

TOTAL CONSUMER STAPLES		965,844,297

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Continental Resources, Inc.	109,800	1,348,344
Hess Corp.	84,363	3,452,978
Noble Energy, Inc.	263,100	2,249,505
Reliance Industries Ltd.	2,557,781	77,793,582
		84,844,409
FINANCIALS - 6.3%
Banks - 1.1%
Bank of America Corp.	2,555,547	61,563,127
JPMorgan Chase & Co.	1,551,939	149,405,168
M&T Bank Corp.	24,100	2,219,369
The Toronto-Dominion Bank	19,500	902,839
		214,090,503
Capital Markets - 2.2%
BlackRock, Inc. Class A	103,500	58,327,425
E*TRADE Financial Corp.	585,400	29,299,270
MarketAxess Holdings, Inc.	47,100	22,682,889
Moody's Corp.	297,400	86,201,390
MSCI, Inc.	325,500	116,131,890
S&P Global, Inc.	361,200	130,248,720
		442,891,584
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	2,332,288	496,637,407
Insurance - 0.5%
Admiral Group PLC	285,600	9,622,161
Direct Line Insurance Group PLC	309,000	1,074,147
Intact Financial Corp.	11,800	1,263,523
Progressive Corp.	909,800	86,130,766
		98,090,597
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(c)	199,800	3,982,014

TOTAL FINANCIALS		1,255,692,105

HEALTH CARE - 15.0%
Biotechnology - 3.6%
AbbVie, Inc.	1,675,707	146,775,176
Acceleron Pharma, Inc. (a)	45,222	5,088,832
Allovir, Inc. (a)	71,000	1,952,500
Alnylam Pharmaceuticals, Inc. (a)	39,500	5,751,200
Amgen, Inc.	15,000	3,812,400
Arcus Biosciences, Inc. (a)	64,700	1,108,958
Argenx SE ADR (a)	22,800	5,985,456
Ascendis Pharma A/S sponsored ADR (a)	7,700	1,188,264
BeiGene Ltd. ADR (a)	23,000	6,588,120
Biohaven Pharmaceutical Holding Co. Ltd. (a)	15,900	1,033,659
Blueprint Medicines Corp. (a)	8,200	760,140
CSL Ltd.	1,400	289,194
Denali Therapeutics, Inc. (a)	8,665	310,467
Exelixis, Inc. (a)	42,400	1,036,680
Genmab A/S (a)	12,100	4,382,746
Idorsia Ltd. (a)	358,109	9,619,040
Innovent Biologics, Inc. (a)(d)	1,345,500	10,033,657
Kymera Therapeutics, Inc. (a)	19,400	626,814
Mirati Therapeutics, Inc. (a)	36,600	6,077,430
Morphosys AG (a)	17,700	2,248,519
Neurocrine Biosciences, Inc. (a)	20,577	1,978,684
Regeneron Pharmaceuticals, Inc. (a)	399,725	223,758,061
Relay Therapeutics, Inc. (a)	49,200	2,095,428
Sarepta Therapeutics, Inc. (a)	17,700	2,485,611
Seattle Genetics, Inc. (a)	87,628	17,147,923
Turning Point Therapeutics, Inc. (a)	48,147	4,206,122
Vertex Pharmaceuticals, Inc. (a)	854,885	232,631,306
Zai Lab Ltd. (a)	74,700	6,215,443
Zai Lab Ltd. ADR (a)	65,113	5,415,448
		710,603,278
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	979,271	106,574,063
Baxter International, Inc.	189,168	15,212,891
Danaher Corp.	1,237,463	266,462,908
DexCom, Inc. (a)	325,042	133,992,064
Edwards Lifesciences Corp. (a)	1,181,228	94,285,619
Hologic, Inc. (a)	157,400	10,462,378
Intuitive Surgical, Inc. (a)	186,330	132,208,588
Masimo Corp. (a)	81,706	19,287,518
ResMed, Inc.	329,090	56,415,899
Sonova Holding AG Class B	10,705	2,715,040
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	707,000	7,546,126
West Pharmaceutical Services, Inc.	62,600	17,208,740
		862,371,834
Health Care Providers & Services - 3.5%
Centene Corp. (a)	332,400	19,388,892
Cigna Corp.	287,700	48,739,257
Guardant Health, Inc. (a)	12,500	1,397,250
Humana, Inc.	59,700	24,709,233
Laboratory Corp. of America Holdings (a)	130,299	24,531,393
Patterson Companies, Inc.	199,097	4,799,233
UnitedHealth Group, Inc.	1,863,399	580,951,906
		704,517,164
Health Care Technology - 0.2%
GoodRx Holdings, Inc.	41,700	2,318,520
Veeva Systems, Inc. Class A (a)	122,568	34,464,896
		36,783,416
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	49,171	6,130,640
Adaptive Biotechnologies Corp. (a)	37,917	1,843,904
Bio-Rad Laboratories, Inc. Class A (a)	36,840	18,989,546
Eurofins Scientific SA (a)	11,823	9,362,311
Illumina, Inc. (a)	3,400	1,050,872
IQVIA Holdings, Inc. (a)	46,126	7,270,841
Mettler-Toledo International, Inc. (a)	9,300	8,981,475
Thermo Fisher Scientific, Inc.	399,468	176,373,111
WuXi AppTec Co. Ltd. (H Shares) (d)	396,200	5,729,356
		235,732,056
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	1,306,817	71,613,572
Bristol-Myers Squibb Co.	603,847	36,405,936
Eli Lilly & Co.	680,434	100,717,841
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	1,574,000	7,693,142
Horizon Therapeutics PLC (a)	415,000	32,237,200
Jazz Pharmaceuticals PLC (a)	72,300	10,309,257
Johnson & Johnson	17,300	2,575,624
Merck & Co., Inc.	416,615	34,558,214
MyoKardia, Inc. (a)	18,600	2,535,738
Pacira Biosciences, Inc. (a)	11,391	684,827
Roche Holding AG (participation certificate)	125,000	42,817,570
Royalty Pharma PLC	366,900	15,435,483
UCB SA	67,100	7,631,125
Zoetis, Inc. Class A	503,496	83,263,134
		448,478,663

TOTAL HEALTH CARE		2,998,486,411

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	170,800	65,464,224
Northrop Grumman Corp.	154,651	48,790,844
		114,255,068
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	105,006	10,730,563
United Parcel Service, Inc. Class B	518,200	86,347,666
		97,078,229
Airlines - 0.2%
Southwest Airlines Co.	949,090	35,590,875
Building Products - 0.6%
Carrier Global Corp.	870,000	26,569,800
Fortune Brands Home & Security, Inc.	780,932	67,566,237
The AZEK Co., Inc.	109,100	3,797,771
Toto Ltd.	595,300	27,431,008
Trane Technologies PLC	30,100	3,649,625
		129,014,441
Commercial Services & Supplies - 0.2%
Cintas Corp.	68,025	22,640,761
Clean TeQ Holdings Ltd. (a)	51,800	10,721
Copart, Inc. (a)	118,300	12,440,428
		35,091,910
Electrical Equipment - 0.4%
Acuity Brands, Inc.	31,108	3,183,904
AMETEK, Inc.	80,000	7,952,000
Rockwell Automation, Inc.	75,000	16,551,000
Vestas Wind Systems A/S	300,952	48,816,605
		76,503,509
Industrial Conglomerates - 0.3%
General Electric Co.	637,221	3,969,887
Roper Technologies, Inc.	123,700	48,875,107
		52,844,994
Machinery - 0.5%
Cummins, Inc.	90,000	19,004,400
Deere & Co.	40,500	8,976,015
Fortive Corp.	214,206	16,324,639
Illinois Tool Works, Inc.	18,100	3,497,101
Otis Worldwide Corp.	551,000	34,393,420
PACCAR, Inc.	325,300	27,741,584
		109,937,159
Professional Services - 0.5%
Clarivate Analytics PLC (a)	1,034,845	32,069,847
CoStar Group, Inc. (a)	26,716	22,668,793
Equifax, Inc.	7,000	1,098,300
Experian PLC	302,233	11,356,217
FTI Consulting, Inc. (a)	260,391	27,593,634
Verisk Analytics, Inc.	92,300	17,104,113
		111,890,904
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	82,400	25,065,615
Old Dominion Freight Lines, Inc.	129,800	23,483,416
Uber Technologies, Inc. (a)	34,500	1,258,560
Union Pacific Corp.	143,372	28,225,646
		78,033,237
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	10,500	308,910
Fastenal Co.	26,500	1,194,885
		1,503,795

TOTAL INDUSTRIALS		841,744,121

INFORMATION TECHNOLOGY - 36.7%
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,081,198	117,061,307
Keysight Technologies, Inc. (a)	94,000	9,285,320
Samsung SDI Co. Ltd.	14,300	5,315,917
Zebra Technologies Corp. Class A (a)	18,380	4,640,215
		136,302,759
IT Services - 7.9%
Accenture PLC Class A	576,897	130,372,953
Adyen BV (a)(d)	30,151	55,613,044
Booz Allen Hamilton Holding Corp. Class A	300,000	24,894,000
Edenred SA	20,533	924,438
EPAM Systems, Inc. (a)	64,722	20,923,328
Global Payments, Inc.	141,700	25,163,086
MasterCard, Inc. Class A	1,033,740	349,579,856
MongoDB, Inc. Class A (a)(c)	411,498	95,265,902
Okta, Inc. (a)	1,422,073	304,110,311
PayPal Holdings, Inc. (a)	841,344	165,770,008
Shopify, Inc. Class A (a)	58,300	59,619,637
Snowflake Computing, Inc. (c)	57,400	14,407,400
Snowflake Computing, Inc. Class B	13,478	3,044,680
Square, Inc. (a)	99,800	16,222,490
Twilio, Inc. Class A (a)	86,700	21,422,703
VeriSign, Inc. (a)	48,100	9,853,285
Visa, Inc. Class A	1,357,727	271,504,668
		1,568,691,789
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	1,321,739	108,369,381
Analog Devices, Inc.	80,339	9,378,775
ASML Holding NV	153,099	56,534,868
Enphase Energy, Inc. (a)	157,520	13,009,577
Intel Corp.	1,699,100	87,979,398
KLA-Tencor Corp.	246,536	47,763,885
Lam Research Corp.	331,851	110,091,569
Lattice Semiconductor Corp. (a)	235,800	6,828,768
Marvell Technology Group Ltd.	290,700	11,540,790
NVIDIA Corp.	601,860	325,738,669
NXP Semiconductors NV	109,358	13,648,972
Qorvo, Inc. (a)	97,700	12,604,277
Qualcomm, Inc.	1,488,317	175,145,145
Semtech Corp. (a)	104,889	5,554,921
Skyworks Solutions, Inc.	157,400	22,901,700
SolarEdge Technologies, Inc. (a)	34,053	8,116,533
Synaptics, Inc. (a)	226,974	18,253,249
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	111,600	9,047,412
Texas Instruments, Inc.	124,300	17,748,797
		1,060,256,686
Software - 17.7%
Adobe, Inc. (a)	930,253	456,223,979
Agora, Inc. ADR (a)	16,300	700,574
ANSYS, Inc. (a)	70,300	23,004,269
Atlassian Corp. PLC (a)	805,275	146,390,942
Cadence Design Systems, Inc. (a)	227,100	24,215,673
Ceridian HCM Holding, Inc. (a)	56,900	4,702,785
Cloudflare, Inc. (a)	63,000	2,586,780
Coupa Software, Inc. (a)	412,910	113,236,438
Crowdstrike Holdings, Inc. (a)	32,600	4,476,632
Datadog, Inc. Class A (a)	124,206	12,688,885
Dropbox, Inc. Class A (a)	398,231	7,669,929
Duck Creek Technologies, Inc. (a)(c)	21,300	967,659
Dynatrace, Inc. (a)	354,766	14,552,501
Epic Games, Inc. (e)(f)	18,849	10,838,175
Everbridge, Inc. (a)	15,600	1,961,388
Fortinet, Inc. (a)	469,200	55,276,452
Intuit, Inc.	212,432	69,297,443
JFrog Ltd. (c)	15,900	1,345,935
Microsoft Corp.	7,618,400	1,602,378,073
RingCentral, Inc. (a)	145,862	40,055,164
Salesforce.com, Inc. (a)	3,294,938	828,083,818
ServiceNow, Inc. (a)	167,400	81,189,000
Slack Technologies, Inc. Class A (a)(c)	526,059	14,129,945
SurveyMonkey (a)	131,000	2,896,410
Synopsys, Inc. (a)	51,000	10,912,980
Tanium, Inc. Class B (a)(e)(f)	350,002	3,988,343
Unity Software, Inc.	36,300	3,168,264
Workday, Inc. Class A (a)	4,601	989,813
Xero Ltd. (a)	38,300	2,793,797
Zoom Video Communications, Inc. Class A (a)	5,862	2,755,785
		3,543,477,831
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	8,638,300	1,000,401,523
Dell Technologies, Inc. (a)	27,800	1,881,782
Samsung Electronics Co. Ltd.	173,800	8,674,127
		1,010,957,432

TOTAL INFORMATION TECHNOLOGY		7,319,686,497

MATERIALS - 2.1%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	77,571	23,105,298
FMC Corp.	10,000	1,059,100
Sherwin-Williams Co.	170,079	118,500,842
Westlake Chemical Corp.	20,300	1,283,366
		143,948,606
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	124,793	4,588,639
WestRock Co.	35,300	1,226,322
		5,814,961
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	92,700	7,385,786
Barrick Gold Corp.	154,299	4,337,345
Barrick Gold Corp. (Canada)	2,324,609	65,292,611
Franco-Nevada Corp.	748,100	104,539,046
Freeport-McMoRan, Inc.	849,900	13,292,436
Ivanhoe Mines Ltd. (a)	77,100	280,248
Kirkland Lake Gold Ltd.	331,064	16,160,985
Lundin Gold, Inc. (a)	360,100	3,272,284
Newcrest Mining Ltd.	131,231	2,975,785
Newmont Corp.	804,200	51,026,490
Northern Star Resources Ltd.	123,700	1,225,749
		269,788,765

TOTAL MATERIALS		419,552,332

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.	68,900	11,024,000
American Tower Corp.	643,138	155,465,749
Equity Commonwealth	163,200	4,346,016
Prologis (REIT), Inc.	184,136	18,527,764
SBA Communications Corp. Class A	161,100	51,307,128
		240,670,657
Real Estate Management & Development - 0.0%
FirstService Corp.	4,700	619,883

TOTAL REAL ESTATE		241,290,540

UTILITIES - 0.7%
Electric Utilities - 0.7%
Iberdrola SA	96,443	1,188,414
NextEra Energy, Inc.	447,897	124,318,291
PG&E Corp. (a)	1,764,800	16,571,472
		142,078,177
TOTAL COMMON STOCKS
(Cost $10,498,047,555)		19,523,816,431

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (e)(f)	17,715	4,066,142
Specialty Retail - 0.0%
Fanatics, Inc. Series E (e)(f)	153,481	2,653,686
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	51,640	596,958
Series B (a)(e)(f)	9,070	104,849
Series C (a)(e)(f)	86,705	1,002,310
Series Seed (a)(e)(f)	27,745	320,732
		2,024,849
TOTAL CONSUMER DISCRETIONARY		8,744,677
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (e)(f)	39,568	10,683,360

TOTAL CONVERTIBLE PREFERRED STOCKS		19,428,037

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (e)(f)	1,757	24,092
Series B (e)(f)	30,761	421,732
Series C (e)(f)	624	8,555
Series D (e)(f)	109,890	1,506,588
		1,960,967
TOTAL PREFERRED STOCKS
(Cost $21,285,159)		21,389,004

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.10% (g)	445,394,921	445,484,000
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	27,814,125	27,816,906
TOTAL MONEY MARKET FUNDS
(Cost $473,295,998)		473,300,906
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $10,992,628,712)		20,018,506,341
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(43,234,495)
NET ASSETS - 100%		$19,975,271,846

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,751,569 or 0.5% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,182,603 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284
Cazoo Holdings Ltd.	9/30/20	$737,857
Cazoo Holdings Ltd. Series A	9/30/20	$24,088
Cazoo Holdings Ltd. Series B	9/30/20	$421,732
Cazoo Holdings Ltd. Series C	9/30/20	$8,555
Cazoo Holdings Ltd. Series D	9/30/20	$1,506,588
Coupang unit	6/12/20	$1,716,713
Doordash, Inc. Series H	6/17/20	$4,066,142
Epic Games, Inc.	7/13/20 - 7/30/20	$10,838,175
Fanatics, Inc. Series E	8/13/20	$2,653,686
Space Exploration Technologies Corp. Series N	8/4/20	$10,683,360
Tanium, Inc. Class B	9/18/20	$3,988,343

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,112,901
Fidelity Securities Lending Cash Central Fund	119,794
Total	$1,232,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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